Expense Example - Nomura ETF Trust II - ETF	Mar. 31, 2026 USD ($)
Nomura Diversified Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	98
Nomura Limited-Term Diversified Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	113
Nomura Tax-Free California ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	$ 126